Argentina's Hyperinflationary Economy - effect in the Consolidated Statements of Comprehensive Income (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of Hyperinflationary Reporting [Line Items]
Intangible assets other than goodwill	$ (60,201,489)	$ (10,700,154)
Property, plant and equipment	(1,722,960,496)	(109,558,503)
Equity	(110,050,715)	323,968,015	$ 261,092,859
Employee benefits expense	(123,130,334)	(121,503,777)	(124,098,428)
Financial income	19,934,468	21,662,688	23,105,901
Financial costs	(122,184,189)	$ (53,510,882)	$ (58,199,382)
Adoption IAS 29 [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Intangible assets other than goodwill	180
Property, plant and equipment	1,035,084
Equity	(3,743,959)
Other Services Provision	(1,189,452)
Other Variable Provisioning and Services	21,503
Employee benefits expense	143,148
Other fixed operating expenses	147,975
Financial income	268,511
Financial costs	(67,707)
Result due to Hyperinflation *	$ (3,786,325)
Credit to retained earnings				$ 664,470